Intangible Exploration and Evaluation Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment reversal	$ 31,500
Canada [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	600	$ 600
South Ghazalat [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	2,100	0
Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 0	33,459
Intangible exploration and evaluation assets [member] | South Ghazalat Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Non-cash impairment loss on its exploration and evaluation assets		33,500
Impairment loss		29,500
Intangible exploration and evaluation assets [member] | North West Gharib Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment reversal		$ 4,000